BNY Mellon Multi-Sector Income ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Asset-Backed Securities — 16.0%
Asset-Backed Certificates — 12.5%
AASET Ltd., Ser. 2026-1A, Cl. A1(b)	5.65	7/16/2051	248,642	247,443
Castlelake Aircraft Structured Trust, Ser. 2026-1A, Cl. A(b)	5.07	3/15/2051	241,325	236,390
Compass Datacenters Issuer III LLC, Ser. 2026-2A, Cl. A21(b)	5.72	7/25/2056	328,139	328,312
DataBank Issuer II LLC, Ser. 2025-1A, Cl. A2(b)	5.18	9/27/2055	250,000	241,268
DB Master Finance LLC, Ser. 2019-1A, Cl. A23(b)	4.35	5/20/2049	71,610	70,043
FTAI MRE Cayman Ltd., Ser. 2026-1A, Cl. A(b)	5.63	6/15/2051	244,792	244,178
GreenSky Home Improvement Issuer Trust, Ser. 2025-3A, Cl. A2(b)	4.59	12/27/2060	100,000	98,684
Lohrasp Enterprise II LLC, Ser. 2026-1A, Cl. A21(b)	5.51	7/17/2056	250,000	248,727
MetroNet Infrastructure Issuer LLC, Ser. 2026-1A, Cl. A2(b)	5.27	4/20/2056	250,000	247,978
PK Alift Loan Funding 7 LP, Ser. 2025-2, Cl. A(b)	4.75	3/15/2043	226,184	223,490
Retained Vantage Data Centers Issuer LLC, Ser. 2023-1A, Cl. A2A(b)	5.00	9/15/2048	250,000	246,420
SoFi Consumer Loan Program Trust, Ser. 2026-1, Cl. D(b)	5.06	12/26/2035	250,000	246,402
Store Master Funding I-VII XIV XIX XX XXII XXIV XXXIV XXXVII XXXVIII, Ser. 2026-1A, Cl. A1(b)	5.22	6/20/2056	99,875	97,937
Taco Bell Funding LLC, Ser. 2025-1A, Cl. A2I(b)	4.82	8/25/2055	63,000	61,609
Upgrade Master Pass-Thru Trust, Ser. 2026-ST4, Cl. B(b)	5.46	10/15/2035	100,000	100,034
Zayo Issuer LLC, Ser. 2026-1A, Cl. A2(b)	5.55	4/20/2056	214,286	212,028
				3,150,943
Asset-Backed Certificates/Auto Receivables — 3.5%
AutoNation Finance Trust, Ser. 2025-1A, Cl. D(b)	5.63	9/10/2032	120,000	120,419
Avis Budget Rental Car Funding AESOP LLC, Ser. 2026-2A, Cl. C(b)	5.44	8/20/2032	195,000	191,212
Carvana Auto Receivables Trust, Ser. 2026-P3, Cl. C	5.70	2/10/2033	87,000	86,763
Hertz Vehicle Financing III LLC, Ser. 2026-2A, Cl. A(b)	5.40	11/25/2032	250,000	245,987
Hertz Vehicle Financing LLC, Ser. 2026-3A, Cl. C(b)	7.02	2/25/2031	100,000	99,896
Westlake Automobile Receivables Trust, Ser. 2025-2A, Cl. D(b)	5.08	5/15/2031	110,000	109,788
Westlake Automobile Receivables Trust, Ser. 2026-3A, Cl. C(b)	5.09	5/17/2032	19,000	18,984
				873,049
Total Asset-Backed Securities (cost $4,027,044)				4,023,992
Collateralized Loan Obligations — 3.0%
Asset-Backed Certificates — 1.0%
RIN VI LLC, Ser. 2023-1A, Cl. ARL1, (3 Month TSFR +1.45%)(b),(c)	5.19	10/14/2038	250,000	250,562
Collateralized Loan Obligations Debt — 2.0%
Cerberus Loan Funding 54 LP, Ser. 2026-1A, Cl. A, (3 Month TSFR +1.57%)(b),(c)	5.51	10/15/2038	250,000	250,064
Churchill NCDLC LLC CLO-I, Ser. 2022-1A, Cl. AR, (3 Month TSFR +1.38%)(b),(c)	5.11	4/20/2038	250,000	248,445
				498,509
Total Collateralized Loan Obligations (cost $749,191)				749,071
Commercial Mortgage-Backed — 5.0%
Commercial Mortgage Pass-Through Certificates — 5.0%
Aspire Mortgage Trust, Ser. 2026-5, Cl. A2(b)	5.76	8/25/2066	100,000	99,729
Aspire Mortgage Trust, Ser. 2026-5, Cl. A3(b)	5.86	8/25/2066	100,000	99,729
BRAVO Residential Funding Trust, Ser. 2026-NQM7, Cl. A3(b)	5.98	7/26/2066	248,582	248,646
COLT Mortgage Loan Trust, Ser. 2026-6, Cl. M1(b)	6.06	8/25/2071	108,219	107,965
Cross Mortgage Trust, Ser. 2026-NQM10, Cl. A3(b)	5.86	9/25/2071	100,000	100,186
New Residential Mortgage Loan Trust, Ser. 2026-NQM9, Cl. A3(b)	5.88	8/25/2066	99,487	99,322
OBX Trust, Ser. 2026-NQM11, Cl. A2(b)	5.74	6/25/2066	99,094	98,868

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Commercial Mortgage-Backed — 5.0% (continued)
Commercial Mortgage Pass-Through Certificates — 5.0% (continued)
Verus Securitization Trust, Ser. 2025-4, Cl. A2(b)	5.65	5/25/2070	168,482	168,020
Verus Securitization Trust, Ser. 2026-5, Cl. A2(b)	5.62	5/25/2071	244,844	243,151
Total Commercial Mortgage-Backed (cost $1,267,689)				1,265,616
Corporate Bonds and Notes — 62.6%
Advertising — .5%
Clear Channel Outdoor Holdings, Inc., Gtd. Notes(b)	7.50	6/1/2029	124,000	124,000
Aerospace & Defense — .5%
TransDigm, Inc., Sr. Scd. Notes(b)	6.00	1/15/2033	120,000	120,258
Airlines — 1.4%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., Sr. Scd. Notes(b)	5.75	4/20/2029	169,583	169,558
Avianca Midco 2 PLC, Sr. Scd. Notes(b)	9.63	2/14/2030	200,000	189,900
				359,458
Automobiles & Components — 3.3%
American Axle & Manufacturing, Inc., Sr. Scd. Notes(b)	6.38	10/15/2032	246,000	246,362
Forvia SE, Sr. Unscd. Notes(b)	6.75	9/15/2033	200,000	200,502
Tenneco, Inc., Sr. Scd. Notes(b)	8.00	11/17/2028	125,000	125,489
The Goodyear Tire & Rubber Company, Gtd. Notes	5.00	7/15/2029	130,000	124,254
The Goodyear Tire & Rubber Company, Sr. Unscd. Notes	8.88	7/15/2032	130,000	132,667
				829,274
Banks — .8%
Royal Bank of Canada, Jr. Sub. Notes	6.50	5/24/2086	200,000	195,967
Building Materials — 1.0%
Smyrna Ready Mix Concrete LLC, Sr. Scd. Notes(b)	8.88	11/15/2031	250,000	262,152
Chemicals — 1.3%
INEOS Finance PLC, Sr. Scd. Notes(b)	7.50	4/15/2029	200,000	199,002
Olin Corp., Sr. Unscd. Notes(b)	6.63	4/1/2033	125,000	122,805
				321,807
Commercial & Professional Services — 2.2%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes(b)	8.25	1/15/2030	250,000	256,957
Global Payments, Inc., Sr. Unscd. Notes	5.55	11/15/2035	50,000	47,767
Herc Holdings, Inc., Gtd. Notes(b)	5.75	3/15/2031	250,000	249,567
				554,291
Consumer Discretionary — 7.2%
AMC Entertainment Holdings, Inc., Sr. Scd. Notes(b)	7.50	2/15/2029	245,000	243,582
Brightstar Lottery PLC, Sr. Scd. Notes(b)	5.25	1/15/2029	253,000	251,063
Caesars Entertainment, Inc., Gtd. Notes(b)	6.00	10/15/2032	140,000	125,863
Forestar Group, Inc., Gtd. Notes(b)	6.50	3/15/2033	250,000	251,544
Light & Wonder International, Inc., Gtd. Notes(b)	6.25	10/1/2033	248,000	247,469
NCL Corp. Ltd., Sr. Unscd. Notes(b)	6.75	2/1/2032	250,000	243,383
Penn Entertainment, Inc., Gtd. Notes(b)	6.75	4/1/2031	243,000	243,988
Wynn Macau Ltd., Sr. Unscd. Notes(b)	5.63	8/26/2028	200,000	199,301
				1,806,193
Diversified Financials — 2.4%
Apollo Debt Solutions BDC, Sr. Unscd. Notes(b)	5.20	12/8/2028	90,000	88,727
Ares Capital Corp., Sr. Unscd. Notes	5.25	4/12/2031	60,000	58,055
Blackstone Private Credit Fund, Sr. Unscd. Notes	5.35	3/12/2031	90,000	86,445
Blackstone Secured Lending Fund, Sr. Unscd. Notes	2.85	9/30/2028	80,000	75,792

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Corporate Bonds and Notes — 62.6% (continued)
Diversified Financials — 2.4% (continued)
Blue Owl Finance LLC, Gtd. Bonds	6.75	8/18/2036	64,000	63,879
Capital One Financial Corp., Sub. Notes	6.18	1/30/2036	240,000	240,339
				613,237
Energy — 12.1%
CQP Holdco LP/BIP-V Chinook Holdco LLC, Sr. Scd. Notes(b)	7.50	12/15/2033	250,000	262,428
CVR Energy, Inc., Gtd. Notes(b)	7.88	2/15/2034	250,000	259,545
Ecopetrol SA, Sr. Unscd. Notes	7.75	2/1/2032	83,000	85,820
Enbridge, Inc., Sub. Notes, Ser. 20-A	5.75	7/15/2080	150,000	149,583
Energean Israel Finance Ltd., Sr. Scd. Notes(b)	5.88	3/30/2031	75,000	71,988
Energy Transfer LP, Jr. Sub. Notes	6.75	2/15/2056	250,000	249,691
Global Partners LP/GLP Finance Corp., Gtd. Notes(b)	8.25	1/15/2032	250,000	261,533
Howard Midstream Energy Partners LLC, Sr. Unscd. Notes(b)	7.38	7/15/2032	225,000	232,405
Ithaca Energy North Sea PLC, Sr. Unscd. Notes(b)	8.13	10/15/2029	200,000	207,877
Kodiak Gas Services LLC, Gtd. Notes(b)	6.50	10/1/2033	183,000	184,837
Patterson-UTI Energy, Inc., Sr. Unscd. Notes	6.05	5/15/2036	100,000	99,383
Petroleos de Venezuela SA, Gtd. Notes(d)	6.00	11/15/2026	40,000	16,105
Petroleos del Peru SA, Sr. Unscd. Notes(b)	4.75	6/19/2032	200,000	173,701
Petroleos Mexicanos, Gtd. Notes	7.69	1/23/2050	130,000	118,521
Phillips 66 Co., Gtd. Notes, Ser. B	6.20	3/15/2056	60,000	59,296
Saturn Oil & Gas, Inc., Gtd. Notes(b)	8.50	7/30/2031	85,000	88,283
Tecpetrol SA, Sr. Unscd. Notes(b)	7.63	1/22/2033	75,000	77,062
Venture Global Calcasieu Pass LLC, Sr. Scd. Notes(b)	3.88	11/1/2033	170,000	151,102
Venture Global Plaquemines LNG LLC, Sr. Scd. Bonds(b)	6.13	12/15/2030	200,000	204,276
Venture Global Plaquemines LNG LLC, Sr. Scd. Notes(b)	6.50	1/15/2034	50,000	51,729
YPF SA, Sr. Unscd. Notes(b)	8.25	1/17/2034	37,500	39,062
				3,044,227
Environmental Control — .6%
GFL Environmental Holdings US, Inc., Gtd. Notes(b)	5.50	2/1/2034	150,000	140,743
Food Products — 4.3%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, Gtd. Notes(b)	5.75	3/31/2034	266,000	250,398
Froneri Lux FinCo Sarl, Sr. Scd. Notes(b)	6.00	8/1/2032	200,000	197,514
MARB BondCo PLC, Gtd. Bonds(b)	3.95	1/29/2031	200,000	175,748
Post Holdings, Inc., Gtd. Notes(b)	6.38	3/1/2033	200,000	196,642
TreeHouse Foods, Inc., Sr. Scd. Notes(b)	7.75	2/11/2033	250,000	253,055
				1,073,357
Health Care — 1.6%
Encompass Health Corp., Gtd. Notes(b)	5.88	6/1/2034	60,000	59,755
Genmab A/S Genmab Finance LLC, Sr. Scd. Notes(b)	6.25	12/15/2032	200,000	203,067
Universal Health Services, Inc., Sr. Scd. Notes	6.00	9/1/2036	151,000	150,182
				413,004
Information Technology — 1.7%
CoreWeave, Inc., Gtd. Notes(b)	9.75	10/1/2031	265,000	237,164
OAK-Eagle Acquireco, Inc., Sr. Unscd. Notes(b)	8.75	7/1/2034	110,000	116,814
Oracle Corp., Sr. Unscd. Notes	3.85	4/1/2060	150,000	84,627
				438,605
Insurance — .5%
Corebridge Financial, Inc., Jr. Sub. Notes	6.38	9/15/2054	60,000	59,621
Lincoln National Corp., Sub. Notes	6.80	7/15/2056	60,000	59,646
				119,267

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Corporate Bonds and Notes — 62.6% (continued)
Internet Software & Services — 1.5%
Meta Platforms, Inc., Sr. Unscd. Notes	5.63	11/15/2055	75,000	62,558
Prosus NV, Sr. Unscd. Notes(b)	5.87	7/13/2036	200,000	198,434
Snap, Inc., Gtd. Notes(b)	6.88	3/1/2033	130,000	127,566
				388,558
Media — 1.0%
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes(b)	5.38	6/1/2029	120,000	117,919
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Sr. Scd. Bonds	6.95	8/15/2036	65,000	65,155
Space Exploration Technologies Corp., Sr. Unscd. Notes(b)	6.65	7/15/2056	80,000	71,253
				254,327
Metals & Mining — 3.1%
Alcoa Nederland Holding BV, Gtd. Notes(b)	7.13	3/15/2031	200,000	206,973
Cleveland-Cliffs, Inc., Gtd. Notes(b)	7.50	9/15/2031	177,000	182,079
Commercial Metals Co., Sr. Unscd. Notes(b)	5.75	11/15/2033	260,000	256,056
PLS Group Ltd., Sr. Unscd. Notes(b)	6.88	5/1/2031	120,000	122,615
				767,723
Real Estate — 4.1%
Alexandria Real Estate Equities, Inc., Gtd. Notes, Ser. A	7.25	2/15/2057	220,000	220,014
Equinix, Inc., Sr. Unscd. Notes	5.80	8/15/2036	200,000	197,621
Iron Mountain, Inc., Gtd. Notes(b)	6.25	1/15/2035	185,000	183,180
Kilroy Realty LP, Gtd. Notes	5.88	10/15/2035	65,000	62,838
Starwood Property Trust, Inc., Sr. Unscd. Notes(b)	5.88	8/15/2029	130,000	130,602
Vornado Realty LP, Sr. Unscd. Notes	5.75	2/1/2033	250,000	249,308
				1,043,563
Retailing — 1.9%
Asbury Automotive Group, Inc., Gtd. Notes(b)	5.00	2/15/2032	250,000	238,644
Lithia Motors, Inc., Gtd. Notes(b)	5.50	10/1/2030	125,000	124,161
Macy’s Retail Holdings LLC, Gtd. Notes(b)	5.88	3/15/2030	123,000	123,155
				485,960
Semiconductors & Semiconductor Equipment — .3%
Skyworks Solutions, Inc., Sr. Unscd. Notes	6.25	8/10/2036	75,000	73,533
Telecommunication Services — 4.9%
AT&T, Inc., Sr. Unscd. Notes	3.55	9/15/2055	140,000	84,959
ELK Grove Village Property LLC, Sr. Scd. Notes(b)	7.50	6/15/2031	125,000	120,454
Fibercop SpA, Sr. Scd. Notes(b)	6.00	9/30/2034	200,000	192,072
Iliad Holding SAS, Sr. Scd. Notes(b)	8.50	4/15/2031	200,000	209,948
QTS Central Issuer LLC/ QTS TRS Central Issuer LLC, Sr. Scd. Notes(b)	6.63	9/1/2031	126,000	124,233
Stingray Compute LLC, Sr. Scd. Notes(b)	6.00	6/15/2031	254,000	247,642
Verizon Communications, Inc., Jr. Sub. Notes	6.20	5/14/2056	75,000	72,601
Verizon Communications, Inc., Jr. Sub. Notes	6.75	2/15/2057	190,000	189,548
				1,241,457
Utilities — 4.4%
American Electric Power Co., Inc., Jr. Sub. Notes	6.95	12/15/2054	80,000	84,065
CenterPoint Energy, Inc., Jr. Sub. Notes	6.70	5/15/2055	60,000	61,058
DTE Energy Co., Jr. Sub. Notes, Ser. C	6.20	7/1/2058	60,000	59,788
Eversource Energy, Jr. Sub. Notes, Ser. B	6.35	8/15/2056	60,000	59,867
Hawaiian Electric Co., Inc., Sr. Unscd. Notes(b)	6.00	10/1/2033	185,000	182,618
PG&E Corp., Jr. Sub. Notes	6.85	9/15/2056	250,000	245,117
Puget Energy, Inc., Jr. Sub. Notes	7.25	9/15/2056	250,000	250,731
Sempra, Jr. Sub. Notes	6.55	4/1/2055	50,000	49,140

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Corporate Bonds and Notes — 62.6% (continued)
Utilities — 4.4% (continued)
Sierra Pacific Power Co., Jr. Sub. Notes	6.20	12/15/2055	60,000	59,194
Vistra Operations Co. LLC, Gtd. Notes(b)	5.25	10/15/2035	65,000	61,975
				1,113,553
Total Corporate Bonds and Notes (cost $15,754,344)				15,784,514

Shares
Exchange-Traded Funds — 2.3%
Registered Investment Companies — 2.3%
Janus Henderson AAA CLO ETF (cost $595,543)	11,758	593,897

	Coupon Rate (%)	Maturity Date		Principal Amount ($)(a)
Foreign Governmental — 9.6%
Argentine Republic, Sr. Unscd. Bonds(e)	4.88	7/9/2041		132,500	93,519
Bolivarian Republic of Venezuela, Sr. Unscd. Notes(d)	7.65	4/21/2025		20,000	9,800
Brazil, Sr. Unscd. Notes	5.50	4/23/2036	EUR	300,000	342,588
Colombia, Sr. Unscd. Bonds	5.63	2/19/2036	EUR	150,000	168,599
Dominican Republic, Sr. Unscd. Notes(b)	5.88	10/28/2035		150,000	145,988
Ecuador, Sr. Unscd. Notes(e)	6.90	7/31/2040		60,000	49,200
Hungary, Sr. Unscd. Notes, Ser. 10Y	4.50	6/16/2034	EUR	75,000	89,038
Indonesia, Sr. Unscd. Notes	4.13	1/15/2037	EUR	200,000	218,683
Israel, Sr. Unscd. Notes, Ser. 30Y	5.88	1/13/2056		200,000	187,254
Kuwait, Sr. Unscd. Notes(b)	4.65	10/9/2035		200,000	189,573
Lebanon, Sr. Unscd. Bonds, Ser. 89(d)	8.25	5/17/2034		100,000	30,111
Mexico, Sr. Unscd. Notes	6.25	8/27/2037		200,000	196,500
Republic of South Africa, Sr. Unscd. Notes(b)	7.25	12/11/2055		200,000	194,829
Romania, Sr. Unscd. Notes(b)	6.00	9/24/2044	EUR	105,000	113,855
Saudi Arabia, Sr. Unscd. Notes(b)	5.88	1/12/2056		200,000	185,692
Sharjah, Sr. Unscd. Notes	4.63	2/13/2032	EUR	100,000	114,955
Ukraine, Sr. Unscd. Bonds(b),(e)	7.25	2/1/2032		100,000	82,324
Total Foreign Governmental (cost $2,390,203)					2,412,508
Municipal Securities — .4%
Build New York City Resource Corp., Revenue Bonds (Equality Charter School Project) Ser. B (cost $100,000)	8.50	6/15/2031		100,000	99,726

U.S. Government Agencies Mortgage-Backed — 9.8%
TBA Purchased Commitments — 9.8%
Federal National Mortgage Association:
2.50%, 9/15/2055(f),(g)	600,000	489,516
3.00%, 9/15/2055(f),(g)	580,000	494,377

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Principal Amount ($)(a)	Value ($)
U.S. Government Agencies Mortgage-Backed — 9.8% (continued)
TBA Purchased Commitments — 9.8% (continued)
5.00%, 9/15/2055(f),(g)	770,000	742,885
5.50%, 9/15/2055(f),(g)	750,000	742,402
Total U.S. Government Agencies Mortgage-Backed (cost $2,478,480)		2,469,180
Total Investments (cost $27,362,494)	108.7%	27,398,504
Liabilities, Less Cash and Receivables	(8.7%)	(2,184,497)
Net Assets	100.0%	25,214,007

CLO—Collateralized Loan Obligation
ETF—Exchange-Traded Fund
EUR—Euro
TBA—To Be Announced
TSFR—Term Secured Overnight Financing Rate Reference Rates

(a)	Amount stated in U.S. Dollars unless otherwise noted above.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2026, these securities amounted to $18,343,956 or 72.8% of net assets.

(c)
Variable rate security—Interest rate resets periodically and the rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

(d)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at August 31,
2026 was $56,016, which represented .2% of net assets.

(e)	Step coupon bond. Security begins as a zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
(f)
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

(g)	Purchased on a forward commitment basis.

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation (Depreciation) ($)
Futures Long
2 Year U.S. Treasury Note	21	12/31/2026	4,318,310	4,309,922	(8,388)
10 Year U.S. Treasury Note	2	12/21/2026	215,933	215,313	(620)
Futures Short
5 Year U.S. Treasury Note	9	12/31/2026	954,049	951,329	2,720
Euro-Bund	7	9/8/2026	1,015,659(a)	1,002,207	13,452
Ultra 10 Year U.S. Treasury Note	15	12/21/2026	1,644,114	1,641,328	2,786
Ultra U.S. Treasury Bond	10	12/21/2026	1,095,398	1,100,313	(4,915)
Gross Unrealized Appreciation					18,958
Gross Unrealized Depreciation					(13,923)

(a)	Notional amounts in foreign currency have been converted to USD using relevant foreign exchange rates.

Forward Foreign Currency Exchange Contracts
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized (Depreciation) ($)
Goldman Sachs & Co. LLC
United States Dollar	1,067,802	Euro	926,000	9/4/2026	(7,960)
Gross Unrealized Depreciation					(7,960)
See notes to schedule of investments.

Schedule of Investments
BNY Mellon Multi-Sector Income ETF
August 31, 2026 (Unaudited)
The following is a summary of the inputs used as of August 31, 2026 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Asset-Backed Securities	—	4,023,992	—	4,023,992
Collateralized Loan Obligations	—	749,071	—	749,071
Commercial Mortgage-Backed	—	1,265,616	—	1,265,616
Corporate Bonds and Notes	—	15,784,514	—	15,784,514
Exchange-Traded Funds	593,897	—	—	593,897
Foreign Governmental	—	2,412,508	—	2,412,508
Municipal Securities	—	99,726	—	99,726
U.S. Government Agencies Mortgage-Backed	—	2,469,180	—	2,469,180
	593,897	26,804,607	—	27,398,504
Other Financial Instruments:
Futures††	18,958	—	—	18,958
	18,958	—	—	18,958
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	—	(7,960)	—	(7,960)
Futures††	(13,923)	—	—	(13,923)
	(13,923)	(7,960)	—	(21,883)

†	See Schedule of Investments for additional detailed categorizations, if any.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
BNY Mellon ETF Trust II’s (the “Trust”) Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio of investments, subject to the Board’s oversight.
Investments in debt securities and instruments generally will be valued, to the extent possible, by one or more independent pricing services (the “Service”). When, in the judgment of the Service, quoted bid prices for debt securities and instruments are representative of the bid side of the market, these investments are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). The value of other debt securities and instruments is determined by the Service based on methods which include consideration of:  yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Board. Overnight and certain other short-term debt securities and instruments (excluding Treasury Bills) will be valued by the amortized cost method, which approximates fair value, unless a Service provides a valuation for such security or, in the opinion of the valuation designee, the amortized cost method would not represent fair value. These securities are generally categorized within Level 2 of the fair value hierarchy.
The fund’s equity investments, including shares of REITs and ETFs, if any, (but not including investments in other open-end registered investment companies), generally are valued at the last sales price on the day of valuation of the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) markets generally will be valued at the official closing price. If there are no transactions in a security, or no official closing prices for a NASDAQ market-listed security on that day, the security will be valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Open short positions for which there is no sale price on a given day are valued at the lowest asked price. Investments in other open-end investment companies are valued at their reported NAVs each day. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Restricted securities, as well as securities or other assets for which recent market quotations are not readily available or are determined not to reflect fair value accurately, are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments may be determined by the valuation designee using such information as it deems appropriate under the circum stances. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other funds to calculate their NAVs. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
Market quotations of foreign securities in foreign currencies and any fund assets or liabilities initially expressed in terms of foreign currency are translated into U.S. dollars at the spot rate.
Forward foreign currency exchange contracts (“forward contracts”) generally are valued using the forward rate obtained from a Service and are categorized within Level 2 of the fair value hierarchy. Futures contracts will be valued at the most recent settlement price and are generally categorized within Level 1 of the fair value hierarchy.
TBA Securities: During the period ended August 31, 2026, the fund transacted in TBA securities that involved buying or selling mortgage-backed securities on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however, delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. TBA securities subject to a forward commitment to sell at period end are included at the end of the fund’s Schedule of Investments.
Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at August 31, 2026 is discussed below.
Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including , as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of  Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at August 31, 2026 are set forth in the fund’s Schedule of Investments.
Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty non-performance on these forward contracts, which is generally limited to the unrealized gain on each open contract. The risk of non-payment may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Forward contracts open at August 31, 2026 are set forth in the Schedule of Investments.
At August 31, 2026, accumulated net unrealized appreciation on investments inclusive of derivative contracts was $33,085, consisting of $112,633 gross unrealized appreciation and $79,548 gross unrealized depreciation.
At August 31, 2026, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).